Investment Securities, Held-to-maturity Securities, Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost [Abstract]
Amortized Cost	$ 13,824	$ 18,618
Fair Value [Abstract]
Fair Value	14,988	19,680
Held-to-maturity, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 months - Fair value	0	0
Sales and transfers of held to maturity securities	0	0
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	13,824
Amortized Cost	13,824	18,618
Fair Value [Abstract]
Securities, fair value	14,988
Fair Value	$ 14,988	$ 19,680